Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 97.0%
Advertising — 0.1%
Omnicom Group, Inc.	4,012	$198,594
The Interpublic Group of Cos., Inc.	6,992	116,557
		315,151
Aerospace & Defense — 1.5%
General Dynamics Corp.	4,431	613,383
Howmet Aerospace, Inc.	6,683	111,740
L3Harris Technologies, Inc.	4,086	693,966
Lockheed Martin Corp.	4,812	1,844,343
Northrop Grumman Corp.	3,030	955,935
Raytheon Technologies Corp.	29,568	1,701,343
Teledyne Technologies, Inc.*	700	217,147
The Boeing Co.	10,188	1,683,669
TransDigm Group, Inc.	1,049	498,401
		8,319,927
Agriculture — 0.8%
Altria Group, Inc.	36,256	1,400,932
Archer-Daniels-Midland Co.	10,626	494,003
Philip Morris International, Inc.	30,339	2,275,121
		4,170,056
Airlines — 0.2%
Alaska Air Group, Inc.	2,219	81,282
American Airlines Group, Inc.	10,078	123,859
Delta Air Lines, Inc.	12,341	377,388
Southwest Airlines Co.	11,413	427,987
United Airlines Holdings, Inc.*	5,061	175,870
		1,186,386
Apparel — 0.7%
Hanesbrands, Inc.	6,506	102,470
NIKE, Inc., Class B	24,152	3,032,042
PVH Corp.	1,321	78,784
Ralph Lauren Corp.	856	58,182
Tapestry, Inc.	5,367	83,886
Under Armour, Inc., Class A*	3,386	38,025
Under Armour, Inc., Class C*	3,927	38,642
VF Corp.	6,248	438,922
		3,870,953
Auto Manufacturers — 0.4%
Cummins, Inc.	2,894	611,097
Ford Motor Co.	74,325	495,004
General Motors Co.	24,656	729,571
PACCAR, Inc.	6,595	562,422
		2,398,094
Auto Parts & Equipment — 0.1%
Aptiv PLC	5,275	483,612
BorgWarner, Inc.	3,814	147,754
		631,366
Banks — 4.0%
Bank of America Corp.	147,514	3,553,612
Citigroup, Inc.	40,594	1,750,007
Citizens Financial Group, Inc.	7,856	198,600
	Number of Shares	Value†

Banks — (continued)
Comerica, Inc.	2,778	$106,259
Fifth Third Bancorp	14,090	300,399
First Republic Bank	3,248	354,227
Huntington Bancshares, Inc.	18,896	173,276
JPMorgan Chase & Co.	58,793	5,660,002
KeyCorp.	17,689	211,030
M&T Bank Corp.	2,446	225,252
Morgan Stanley	23,389	1,130,858
Northern Trust Corp.	3,915	305,253
Regions Financial Corp.	19,210	221,491
State Street Corp.	6,929	411,098
SVB Financial Group*	1,029	247,598
The Bank of New York Mellon Corp.	15,897	545,903
The Goldman Sachs Group, Inc.	6,657	1,337,857
The PNC Financial Services Group, Inc.	8,250	906,757
Truist Financial Corp.	26,319	1,001,438
US Bancorp	26,794	960,565
Wells Fargo & Co.	79,713	1,874,053
Zions Bancorp NA	2,900	84,738
		21,560,273
Beverages — 1.7%
Brown-Forman Corp., Class B	3,552	267,537
Constellation Brands, Inc., Class A	3,187	603,968
Molson Coors Beverage Co., Class B	3,554	119,272
Monster Beverage Corp.*	7,254	581,771
PepsiCo, Inc.	26,684	3,698,403
The Coca-Cola Co.	74,506	3,678,361
		8,949,312
Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.*	4,311	493,308
Amgen, Inc.	11,277	2,866,162
Biogen, Inc.*	3,021	856,997
Bio-Rad Laboratories, Inc., Class A*	400	206,184
Corteva, Inc.	14,725	424,227
Gilead Sciences, Inc.	24,461	1,545,691
Illumina, Inc.*	2,833	875,624
Incyte Corp.*	3,567	320,103
Regeneron Pharmaceuticals, Inc.*	2,023	1,132,435
Vertex Pharmaceuticals, Inc.*	5,061	1,377,199
		10,097,930
Building Materials — 0.4%
Carrier Global Corp.	16,011	488,976
Fortune Brands Home & Security, Inc.	2,781	240,612
Johnson Controls International PLC	14,643	598,166
Martin Marietta Materials, Inc.	1,135	267,134
Masco Corp.	4,843	266,995
Vulcan Materials Co.	2,554	346,169
		2,208,052
Chemicals — 1.8%
Air Products and Chemicals, Inc.	4,312	1,284,372

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Albemarle Corp.	1,944	$173,560
Celanese Corp.	2,368	254,442
CF Industries Holdings, Inc.	3,956	121,489
Dow, Inc.	14,426	678,743
DuPont de Nemours, Inc.	14,025	778,107
Eastman Chemical Co.	2,620	204,674
Ecolab, Inc.	4,768	952,837
FMC Corp.	2,573	272,507
International Flavors & Fragrances, Inc.	2,063	252,614
Linde PLC	10,228	2,435,594
LyondellBasell Industries N.V., Class A	5,067	357,173
PPG Industries, Inc.	4,607	562,423
The Mosaic Co.	6,834	124,857
The Sherwin-Williams Co.	1,549	1,079,250
		9,532,642
Commercial Services — 2.4%
Automatic Data Processing, Inc.	8,324	1,161,115
Cintas Corp.	1,636	544,510
Equifax, Inc.	2,318	363,694
FleetCor Technologies, Inc.*	1,654	393,817
Gartner, Inc.*	1,667	208,292
Global Payments, Inc.	5,846	1,038,133
IHS Markit Ltd.	7,074	555,380
MarketAxess Holdings, Inc.	700	337,113
Moody's Corp.	3,154	914,187
Nielsen Holdings PLC	6,921	98,140
PayPal Holdings, Inc.*	22,622	4,457,213
Quanta Services, Inc.	2,677	141,506
Robert Half International, Inc.	2,079	110,062
Rollins, Inc.	2,803	151,894
S&P Global, Inc.	4,699	1,694,459
United Rentals, Inc.*	1,356	236,622
Verisk Analytics, Inc.	3,114	577,055
		12,983,192
Computers — 8.0%
Accenture PLC, Class A	12,248	2,767,926
Apple, Inc.	310,642	35,975,450
Cognizant Technology Solutions Corp., Class A	10,372	720,024
DXC Technology Co.	4,316	77,041
Fortinet, Inc.*	2,700	318,087
Hewlett Packard Enterprise Co.	23,895	223,896
HP, Inc.	25,971	493,189
International Business Machines Corp.	17,306	2,105,621
Leidos Holdings, Inc.	2,400	213,960
NetApp, Inc.	4,268	187,109
Seagate Technology PLC	4,306	212,157
Western Digital Corp.	5,482	200,367
		43,494,827
	Number of Shares	Value†

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	16,490	$1,272,204
The Estee Lauder Cos., Inc., Class A	4,395	959,209
The Procter & Gamble Co.	48,167	6,694,731
		8,926,144
Distribution & Wholesale — 0.3%
Copart, Inc.*	4,000	420,640
Fastenal Co.	11,258	507,623
LKQ Corp.*	5,796	160,723
W.W. Grainger, Inc.	848	302,541
		1,391,527
Diversified Financial Services — 3.9%
American Express Co.	12,496	1,252,724
Ameriprise Financial, Inc.	2,414	372,022
BlackRock, Inc.	2,744	1,546,381
Capital One Financial Corp.	8,850	635,961
Cboe Global Markets, Inc.	2,172	190,571
CME Group, Inc.	6,895	1,153,602
Discover Financial Services	6,066	350,494
Franklin Resources, Inc.	5,190	105,617
Intercontinental Exchange, Inc.	10,859	1,086,443
Invesco Ltd.	7,349	83,852
Mastercard, Inc., Class A	17,042	5,763,093
Nasdaq, Inc.	2,231	273,766
Raymond James Financial, Inc.	2,349	170,913
Synchrony Financial	10,646	278,606
T. Rowe Price Group, Inc.	4,436	568,784
The Charles Schwab Corp.	22,432	812,711
The Western Union Co.	7,491	160,532
Visa, Inc., Class A	32,620	6,523,021
		21,329,093
Electric — 2.8%
Alliant Energy Corp.	4,954	255,874
Ameren Corp.	4,699	371,597
American Electric Power Co., Inc.	9,703	793,026
CenterPoint Energy, Inc.	10,877	210,470
CMS Energy Corp.	5,654	347,212
Consolidated Edison, Inc.	6,295	489,751
Dominion Energy, Inc.	16,383	1,293,110
DTE Energy Co.	3,670	422,197
Duke Energy Corp.	14,351	1,270,925
Edison International	7,454	378,961
Entergy Corp.	3,804	374,808
Evergy, Inc.	4,387	222,947
Eversource Energy	6,606	551,931
Exelon Corp.	19,094	682,802
FirstEnergy Corp.	10,280	295,139
NextEra Energy, Inc.	9,534	2,646,257
NRG Energy, Inc.	4,833	148,566
Pinnacle West Capital Corp.	2,115	157,673
PPL Corp.	14,626	397,974
Public Service Enterprise Group, Inc.	9,622	528,344
Sempra Energy	5,733	678,558

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
The AES Corp.	13,234	$239,668
The Southern Co.	20,632	1,118,667
WEC Energy Group, Inc.	5,967	578,202
Xcel Energy, Inc.	10,285	709,768
		15,164,427
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	4,385	435,869
Emerson Electric Co.	11,695	766,841
		1,202,710
Electronics — 1.3%
Agilent Technologies, Inc.	6,018	607,457
Allegion PLC	1,732	171,312
Amphenol Corp., Class A	5,635	610,101
FLIR Systems, Inc.	2,637	94,536
Fortive Corp.	6,522	497,042
Garmin Ltd.	2,709	256,976
Honeywell International, Inc.	13,677	2,251,371
Keysight Technologies, Inc.*	3,600	355,608
Mettler-Toledo International, Inc.*	450	434,587
PerkinElmer, Inc.	2,050	257,296
Roper Technologies, Inc.	2,043	807,210
TE Connectivity Ltd.	6,358	621,431
Waters Corp.*	1,246	243,817
		7,208,744
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	2,625	243,521
Entertainment — 0.0%
Live Nation Entertainment, Inc.*	2,600	140,088
Environmental Control — 0.3%
Pentair PLC	3,465	158,593
Republic Services, Inc.	4,141	386,563
Waste Management, Inc.	7,595	859,526
		1,404,682
Food — 1.2%
Campbell Soup Co.	3,917	189,465
Conagra Brands, Inc.	9,627	343,780
General Mills, Inc.	11,876	732,512
Hormel Foods Corp.	5,195	253,984
Kellogg Co.	4,901	316,556
Lamb Weston Holdings, Inc.	2,600	172,302
McCormick & Co., Inc.	2,431	471,857
Mondelez International, Inc., Class A	27,845	1,599,695
Sysco Corp.	9,694	603,161
The Hershey Co.	2,826	405,079
The J.M. Smucker Co.	2,060	237,971
The Kraft Heinz Co.	11,949	357,873
The Kroger Co.	15,317	519,399
Tyson Foods, Inc., Class A	5,788	344,270
		6,547,904
	Number of Shares	Value†

Forest Products & Paper — 0.1%
International Paper Co.	7,761	$314,631
Gas — 0.1%
Atmos Energy Corp.	2,319	221,673
NiSource, Inc.	6,920	152,240
		373,913
Hand & Machine Tools — 0.1%
Snap-on, Inc.	994	146,247
Stanley Black & Decker, Inc.	2,973	482,221
		628,468
Healthcare Products — 4.2%
Abbott Laboratories	34,439	3,747,996
ABIOMED, Inc.*	833	230,791
Align Technology, Inc.*	1,406	460,268
Baxter International, Inc.	9,960	800,983
Boston Scientific Corp.*	27,908	1,066,365
Danaher Corp.	12,259	2,639,730
DENTSPLY SIRONA, Inc.	4,008	175,270
Edwards Lifesciences Corp.*	12,112	966,780
Henry Schein, Inc.*	2,784	163,644
Hologic, Inc.*	5,002	332,483
IDEXX Laboratories, Inc.*	1,669	656,101
Intuitive Surgical, Inc.*	2,275	1,614,203
Medtronic PLC	26,122	2,714,598
ResMed, Inc.	2,738	469,375
STERIS PLC	1,700	299,523
Stryker Corp.	6,196	1,291,061
Teleflex, Inc.	900	306,378
The Cooper Cos., Inc.	956	322,287
Thermo Fisher Scientific, Inc.	7,691	3,395,730
Varian Medical Systems, Inc.*	1,777	305,644
West Pharmaceutical Services, Inc.	1,400	384,860
Zimmer Biomet Holdings, Inc.	4,002	544,832
		22,888,902
Healthcare Services — 2.1%
Anthem, Inc.	4,876	1,309,645
Catalent, Inc.*	3,200	274,112
Centene Corp.*	11,020	642,797
DaVita, Inc.*	1,536	131,558
HCA Healthcare, Inc.	5,015	625,270
Humana, Inc.	2,584	1,069,492
IQVIA Holdings, Inc.*	3,701	583,389
Laboratory Corp. of America Holdings*	1,877	353,383
Quest Diagnostics, Inc.	2,648	303,169
UnitedHealth Group, Inc.	18,334	5,715,991
Universal Health Services, Inc., Class B	1,475	157,854
		11,166,660
Home Builders — 0.3%
D.R. Horton, Inc.	6,574	497,192
Lennar Corp., Class A	5,495	448,832

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
NVR, Inc.*	70	$285,818
PulteGroup, Inc.	4,642	214,878
		1,446,720
Home Furnishings — 0.1%
Leggett & Platt, Inc.	2,436	100,290
Whirlpool Corp.	1,130	207,796
		308,086
Household Products & Wares — 0.4%
Avery Dennison Corp.	1,642	209,913
Church & Dwight Co., Inc.	4,840	453,557
Kimberly-Clark Corp.	6,658	983,120
Newell Brands, Inc.	6,989	119,931
The Clorox Co.	2,442	513,235
		2,279,756
Insurance — 3.3%
Aflac, Inc.	12,828	466,298
American International Group, Inc.	16,896	465,147
Aon PLC, Class A	3,126	644,894
Arthur J. Gallagher & Co.	3,572	377,132
Assurant, Inc.	1,127	136,716
Berkshire Hathaway, Inc., Class B*	38,351	8,166,462
Chubb Ltd.	8,724	1,013,031
Cincinnati Financial Corp.	2,844	221,747
Everest Re Group Ltd.	725	143,217
Globe Life, Inc.	1,873	149,653
Lincoln National Corp.	4,018	125,884
Loews Corp.	4,441	154,325
Marsh & McLennan Cos., Inc.	9,965	1,142,985
MetLife, Inc.	14,841	551,640
Principal Financial Group, Inc.	4,871	196,155
Prudential Financial, Inc.	7,672	487,325
The Allstate Corp.	6,132	577,266
The Hartford Financial Services Group, Inc.	6,628	244,308
The Progressive Corp.	11,436	1,082,646
The Travelers Cos., Inc.	4,892	529,265
Unum Group	4,002	67,354
W.R. Berkley Corp.	2,600	158,990
Willis Towers Watson PLC	3,839	801,660
		17,904,100
Internet — 11.8%
Alphabet, Inc., Class A*	5,800	8,500,480
Alphabet, Inc., Class C*	5,689	8,360,554
Amazon.com, Inc.*	8,226	25,901,453
Booking Holdings, Inc.*	799	1,366,833
CDW Corp.	2,800	334,684
E*TRADE Financial Corp.	4,446	222,522
eBay, Inc.	12,616	657,294
Etsy, Inc.*	2,300	279,749
Expedia Group, Inc.	2,498	229,042
F5 Networks, Inc.*	1,163	142,782
Facebook, Inc., Class A*	46,517	12,182,802
	Number of Shares	Value†

Internet — (continued)
Netflix, Inc.*	8,561	$4,280,757
Nortonlifelock, Inc.	10,216	212,901
Twitter, Inc.*	15,393	684,989
VeriSign, Inc.*	1,897	388,600
		63,745,442
Iron & Steel — 0.0%
Nucor Corp.	5,697	255,567
Leisure Time — 0.1%
Carnival Corp.	8,221	124,795
Norwegian Cruise Line Holdings Ltd.*	5,241	89,674
Royal Caribbean Cruises Ltd.	3,128	202,475
		416,944
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.*	5,510	470,113
Las Vegas Sands Corp.	6,600	307,956
Marriott International, Inc., Class A	5,149	476,694
MGM Resorts International	7,436	161,733
Wynn Resorts Ltd.	1,824	130,982
		1,547,478
Machinery — Diversified — 1.0%
Caterpillar, Inc.	10,559	1,574,875
Deere & Co.	6,107	1,353,494
Dover Corp.	2,703	292,843
Flowserve Corp.	2,355	64,268
IDEX Corp.	1,400	255,374
Ingersoll Rand, Inc.*	6,249	222,464
Otis Worldwide Corp.	8,005	499,672
Rockwell Automation, Inc.	2,251	496,751
Westinghouse Air Brake Technologies Corp.	3,394	210,021
Xylem, Inc.	3,356	282,307
		5,252,069
Media — 2.1%
Charter Communications, Inc., Class A*	2,874	1,794,353
Comcast Corp., Class A	87,884	4,065,514
Discovery, Inc., Class A*	2,889	62,894
Discovery, Inc., Class C*	6,249	122,480
DISH Network Corp., Class A*	4,587	133,161
Fox Corp., Class A	6,568	182,787
Fox Corp., Class B	3,120	87,266
News Corp., Class A	7,615	106,762
News Corp., Class B	2,500	34,950
The Walt Disney Co.	34,843	4,323,320
ViacomCBS, Inc., Class B	10,714	300,099
		11,213,586

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — 0.3%
Freeport-McMoRan, Inc.	28,619	$447,601
Newmont Corp.	15,684	995,150
		1,442,751
Miscellaneous Manufacturing — 1.1%
3M Co.	11,215	1,796,419
A.O. Smith Corp.	2,467	130,257
Eaton Corp. PLC	7,808	796,650
General Electric Co.	168,017	1,046,746
Illinois Tool Works, Inc.	5,508	1,064,200
Parker-Hannifin Corp.	2,505	506,862
Textron, Inc.	4,198	151,506
Trane Technologies PLC	4,663	565,389
		6,058,029
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	3,386	63,555
Zebra Technologies Corp., Class A*	1,000	252,460
		316,015
Oil & Gas — 1.7%
Apache Corp.	7,042	66,688
Cabot Oil & Gas Corp.	7,932	137,699
Chevron Corp.	36,367	2,618,424
Concho Resources, Inc.	3,754	165,626
ConocoPhillips	20,732	680,839
Devon Energy Corp.	6,551	61,972
Diamondback Energy, Inc.	2,900	87,348
EOG Resources, Inc.	11,289	405,727
Exxon Mobil Corp.	82,349	2,827,041
Hess Corp.	5,203	212,959
HollyFrontier Corp.	2,881	56,784
Marathon Oil Corp.	13,811	56,487
Marathon Petroleum Corp.	12,649	371,122
Noble Energy, Inc.	8,864	75,787
Occidental Petroleum Corp.	17,559	175,766
Phillips 66	8,609	446,291
Pioneer Natural Resources Co.	3,263	280,585
Valero Energy Corp.	7,990	346,127
		9,073,272
Oil & Gas Services — 0.2%
Baker Hughes Co.	12,203	162,178
Halliburton Co.	16,069	193,631
National Oilwell Varco, Inc.	7,110	64,417
Schlumberger Ltd.	26,924	418,937
TechnipFMC PLC	7,506	47,363
		886,526
Packaging and Containers — 0.2%
Amcor PLC	29,432	325,224
Ball Corp.	6,232	518,004
Packaging Corp. of America	1,747	190,510
Sealed Air Corp.	2,786	108,125
Westrock Co.	5,192	180,370
		1,322,233
	Number of Shares	Value†

Pharmaceuticals — 5.7%
AbbVie, Inc.	34,321	$3,006,176
AmerisourceBergen Corp.	2,912	282,231
Becton Dickinson and Co.	5,669	1,319,063
Bristol-Myers Squibb Co.	43,388	2,615,863
Cardinal Health, Inc.	5,305	249,070
Cigna Corp.	7,194	1,218,736
CVS Health Corp.	25,506	1,489,550
DexCom, Inc.*	1,800	742,014
Eli Lilly and Co.	15,359	2,273,439
Johnson & Johnson	50,939	7,583,798
McKesson Corp.	3,146	468,534
Merck & Co., Inc.	49,135	4,075,748
Mylan N.V.*	9,842	145,957
Perrigo Co. PLC	2,383	109,404
Pfizer, Inc.	107,114	3,931,084
Zoetis, Inc.	9,163	1,515,285
		31,025,952
Pipelines — 0.2%
Kinder Morgan, Inc.	36,896	454,928
ONEOK, Inc.	8,760	227,585
The Williams Cos., Inc.	23,136	454,622
		1,137,135
Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,460	303,426
Retail — 5.7%
Advance Auto Parts, Inc.	1,375	211,063
AutoZone, Inc.*	458	539,359
Best Buy Co., Inc.	4,396	489,231
CarMax, Inc.*	3,005	276,190
Chipotle Mexican Grill, Inc.*	541	672,847
Costco Wholesale Corp.	8,599	3,052,645
Darden Restaurants, Inc.	2,583	260,211
Dollar General Corp.	4,806	1,007,434
Dollar Tree, Inc.*	4,674	426,923
Domino's Pizza, Inc.	800	340,224
Genuine Parts Co.	2,844	270,663
L Brands, Inc.	4,435	141,077
Lowe's Cos., Inc.	14,710	2,439,801
McDonald's Corp.	14,480	3,178,215
O'Reilly Automotive, Inc.*	1,435	661,650
Ross Stores, Inc.	6,837	638,029
Starbucks Corp.	22,771	1,956,484
Target Corp.	9,757	1,535,947
The Gap, Inc.	4,382	74,625
The Home Depot, Inc.	20,767	5,767,204
The TJX Cos., Inc.	23,384	1,301,320
Tiffany & Co.	2,141	248,035
Tractor Supply Co.	2,160	309,614
Ulta Beauty, Inc.*	1,059	237,195
Walgreens Boots Alliance, Inc.	14,164	508,771

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Walmart, Inc.	26,865	$3,758,682
Yum! Brands, Inc.	5,748	524,792
		30,828,231
Savings & Loans — 0.0%
People's United Financial, Inc.	7,929	81,748
Semiconductors — 5.1%
Advanced Micro Devices, Inc.*	22,838	1,872,488
Analog Devices, Inc.	7,209	841,579
Applied Materials, Inc.	17,912	1,064,868
Broadcom, Inc.	7,787	2,836,960
Intel Corp.	82,421	4,267,759
IPG Photonics Corp.*	667	113,370
KLA Corp.	3,004	581,995
Lam Research Corp.	2,840	942,170
Maxim Integrated Products, Inc.	5,200	351,572
Microchip Technology, Inc.	4,657	478,553
Micron Technology, Inc.*	21,733	1,020,582
NVIDIA Corp.	11,969	6,477,862
Qorvo, Inc.*	2,141	276,211
QUALCOMM, Inc.	21,916	2,579,075
Skyworks Solutions, Inc.	3,282	477,531
Teradyne, Inc.	3,200	254,272
Texas Instruments, Inc.	17,628	2,517,102
Xilinx, Inc.	4,780	498,267
		27,452,216
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	741	104,296
Software — 10.4%
Activision Blizzard, Inc.	15,046	1,217,974
Adobe, Inc.*	9,280	4,551,190
Akamai Technologies, Inc.*	3,096	342,232
ANSYS, Inc.*	1,669	546,147
Autodesk, Inc.*	4,284	989,647
Broadridge Financial Solutions, Inc.	2,272	299,904
Cadence Design Systems, Inc.*	5,462	582,413
Cerner Corp.	5,988	432,873
Citrix Systems, Inc.	2,150	296,076
Electronic Arts, Inc.*	5,532	721,428
Fidelity National Information Services, Inc.	12,048	1,773,586
Fiserv, Inc.*	10,640	1,096,452
Intuit, Inc.	5,086	1,659,104
Jack Henry & Associates, Inc.	1,400	227,626
Microsoft Corp.	146,222	30,754,873
MSCI, Inc.	1,617	576,913
Oracle Corp.	37,404	2,233,019
Paychex, Inc.	6,059	483,326
Paycom Software, Inc.*	900	280,170
salesforce.com, Inc.*	17,538	4,407,650
ServiceNow, Inc.*	3,700	1,794,500
Synopsys, Inc.*	2,868	613,695
	Number of Shares	Value†

Software — (continued)
Take-Two Interactive Software, Inc.*	2,249	$371,580
Tyler Technologies, Inc.*	800	278,848
		56,531,226
Telecommunications — 2.7%
Arista Networks, Inc.*	1,000	206,930
AT&T, Inc.	137,341	3,915,592
CenturyLink, Inc.	19,700	198,773
Cisco Systems, Inc.	81,552	3,212,333
Corning, Inc.	15,037	487,349
Juniper Networks, Inc.	6,659	143,169
Motorola Solutions, Inc.	3,250	509,632
T-Mobile US, Inc.*	11,378	1,301,188
Verizon Communications, Inc.	79,806	4,747,659
		14,722,625
Textiles — 0.0%
Mohawk Industries, Inc.*	1,128	110,082
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,506	207,296
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	2,589	264,570
CSX Corp.	14,949	1,161,089
Expeditors International of Washington, Inc.	3,212	290,750
FedEx Corp.	4,654	1,170,574
J.B. Hunt Transport Services, Inc.	1,592	201,197
Kansas City Southern	1,915	346,289
Norfolk Southern Corp.	4,920	1,052,831
Old Dominion Freight Line, Inc.	1,800	325,656
Union Pacific Corp.	13,219	2,602,425
United Parcel Service, Inc., Class B	13,722	2,286,497
		9,701,878
Water — 0.1%
American Water Works Co., Inc.	3,437	497,953
TOTAL COMMON STOCKS (Cost $237,141,534)		524,822,213

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Apartments — 0.3%
Apartment Investment and Management Co., Class A	2,663	89,797
AvalonBay Communities, Inc.	2,648	395,452
Equity Residential	6,815	349,814
Essex Property Trust, Inc.	1,263	253,598
Mid-America Apartment Communities, Inc.	2,116	245,350
UDR, Inc.	5,687	185,453
		1,519,464
Diversified — 1.0%
American Tower Corp.	8,639	2,088,306
Crown Castle International Corp.	7,993	1,330,835

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified — (continued)
Digital Realty Trust, Inc.	5,253	$770,930
Duke Realty Corp.	6,867	253,392
SBA Communications Corp.	2,130	678,362
Vornado Realty Trust	2,813	94,826
Weyerhaeuser Co.	14,697	419,159
		5,635,810
Healthcare — 0.2%
Healthpeak Properties, Inc.	10,663	289,500
Ventas, Inc.	6,860	287,846
Welltower, Inc.	7,917	436,147
		1,013,493
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	12,690	136,925
Industrial — 0.3%
Prologis, Inc.	14,192	1,427,999
Office Property — 0.1%
Alexandria Real Estate Equities, Inc.	2,200	352,000
Boston Properties, Inc.	2,616	210,065
SL Green Realty Corp.	1,350	62,599
		624,664
Regional Malls — 0.1%
Simon Property Group, Inc.	5,987	387,239
Single Tenant — 0.1%
Realty Income Corp.	6,696	406,782
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,412	258,060
Iron Mountain, Inc.	5,224	139,951
Public Storage	2,947	656,356
		1,054,367
	Number of Shares	Value†

Strip Centers — 0.1%
Federal Realty Investment Trust	1,233	$90,551
Kimco Realty Corp.	8,160	91,882
Regency Centers Corp.	3,024	114,972
		297,405
Telecommunication Equip — 0.2%
Equinix, Inc.	1,728	1,313,505
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,486,278)		13,817,653

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $4,769,974)	4,769,974	4,769,974
TOTAL INVESTMENTS — 100.5% (Cost $251,397,786)		$543,409,840
Other Assets & Liabilities — (0.5)%		(2,623,210)
TOTAL NET ASSETS — 100.0%		$540,786,630

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
S&P— Standards & Poor's

Futures contracts held by the Fund at September 30, 2020 are as follows:
Futures Contracts:
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	12/18/2020	36	50	$3,352	$6,033,600	$18,067	$—
							$18,067	$—